Bank loan (Additional Information) (Details) - OCBC Wing Hang Bank Limited [Member] $ in Thousands, $ in Millions	Dec. 10, 2019 HKD ($) item	Dec. 10, 2019 USD ($) item	Dec. 10, 2019 USD ($)
Maximum borrowing amount	$ 50		$ 6,410
Amount borrowed	$ 50	$ 6,410
Number of equal monthly installments	300	300
3 Month HIBOR
Variable spread rate	1.80%	1.80%
Interest rate	4.23%	4.23%